Prepayments and Other Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Prepaid Expense and Other Assets, Current [Abstract]
Deductible VAT input	¥ 943,577		¥ 1,253,617
Receivables from JAC	121,012		78,132
Prepayment to vendors	83,792		88,900
Receivables from third party online payment service providers	69,009		47,592
Deposits	45,891		73,271
Other receivables	159,122		60,381
Less: Allowance for doubtful accounts			(22,635)	¥ 0
Total	¥ 1,422,403	$ 217,993	¥ 1,579,258